Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 97.51%
Consumer discretionary: 9.04%
Auto components: 4.09%
Aptiv plc	1,850,415	$ 241,090,570
Lear Corporation	1,108,800	176,332,464
		417,423,034
Distributors: 1.30%
LKQ Corporation †	3,781,600	133,263,584
Diversified consumer services: 0.47%
Terminix Global Holdings Incorporated †	934,600	47,673,946
Hotels, restaurants & leisure: 2.08%
Vail Resorts Incorporated	152,000	42,401,920
Yum China Holdings Incorporated	2,984,700	170,396,523
		212,798,443
Household durables: 0.43%
D.R. Horton Incorporated	639,900	44,101,908
Specialty retail: 0.67%
Best Buy Company Incorporated	684,900	68,346,171
Consumer staples: 6.47%
Beverages: 1.57%
Keurig Dr. Pepper Incorporated	5,026,869	160,859,808
Food & staples retailing: 1.70%
BJ's Wholesale Club Holdings Incorporated †	4,649,500	173,333,360
Food products: 0.69%
Lamb Weston Holdings Incorporated	889,500	70,039,230
Household products: 2.51%
Reynolds Consumer Products Incorporated	8,535,900	256,418,436
Energy: 2.69%
Energy equipment & services: 0.80%
Baker Hughes Incorporated	1,275,300	26,590,005
NOV Incorporated	4,067,000	55,839,910
		82,429,915
Oil, gas & consumable fuels: 1.89%
Devon Energy Corporation	3,083,900	48,756,459
EOG Resources Incorporated	557,800	27,817,486
Hess Corporation	1,011,300	53,386,527
Valero Energy Corporation	1,111,800	62,894,526
		192,854,998
Financials: 18.57%
Banks: 5.05%
Fifth Third Bancorp	6,432,500	177,344,025
PacWest Bancorp	3,140,200	79,761,080
See accompanying notes to portfolio of investments

Wells Fargo Special Mid Cap Value Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Banks (continued)
Regions Financial Corporation	11,035,800	$ 177,897,096
Zions Bancorporation	1,866,000	81,059,040
		516,061,241
Capital markets: 2.55%
LPL Financial Holdings Incorporated	719,000	74,934,180
Pershing Square Tontine Holdings †	6,701,100	185,754,492
		260,688,672
Consumer finance: 1.15%
Discover Financial Services	1,293,500	117,100,555
Insurance: 8.37%
Arch Capital Group Limited †	7,719,000	278,424,330
Brown & Brown Incorporated	5,626,100	266,733,401
Loews Corporation	3,082,700	138,783,154
The Allstate Corporation	1,558,400	171,314,912
		855,255,797
Mortgage REITs: 1.45%
Annaly Capital Management Incorporated	17,507,200	147,935,840
Health care: 7.82%
Health care equipment & supplies: 4.87%
Alcon Incorporated †	4,320,200	285,046,796
Zimmer Biomet Holdings Incorporated	1,380,600	212,736,654
		497,783,450
Health care providers & services: 2.65%
Humana Incorporated	232,200	95,264,694
Universal Health Services Incorporated Class B	1,279,200	175,890,000
		271,154,694
Life sciences tools & services: 0.30%
Charles River Laboratories International Incorporated †	121,200	30,283,032
Industrials: 19.53%
Aerospace & defense: 2.02%
General Dynamics Corporation	757,200	112,686,504
L3Harris Technologies Incorporated	496,300	93,810,626
		206,497,130
Building products: 1.01%
Masco Corporation	1,876,200	103,059,666
Commercial services & supplies: 2.62%
Republic Services Incorporated	2,784,600	268,156,980
Construction & engineering: 2.14%
Jacobs Engineering Group Incorporated	2,008,700	218,867,952
Industrial conglomerates: 3.15%
Carlisle Companies Incorporated	2,058,000	321,418,440
See accompanying notes to portfolio of investments

2  |  Wells Fargo Special Mid Cap Value Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Machinery: 2.73%
Donaldson Company Incorporated	712,100	$ 39,792,148
Pentair plc	980,100	52,033,509
Stanley Black & Decker Incorporated	1,048,700	187,255,872
		279,081,529
Road & rail: 2.04%
Kansas City Southern	1,018,600	207,926,818
Trading companies & distributors: 3.82%
AerCap Holdings NV †	5,341,900	243,483,802
United Rentals Incorporated †	631,300	146,404,783
		389,888,585
Information technology: 13.06%
Communications equipment: 1.04%
Juniper Networks Incorporated	4,699,700	105,790,247
Electronic equipment, instruments & components: 2.49%
CDW Corporation of Delaware	519,700	68,491,263
FLIR Systems Incorporated	2,610,400	114,413,832
Keysight Technologies Incorporated †	544,400	71,909,796
		254,814,891
IT services: 6.04%
Amdocs Limited	4,009,100	284,365,463
Euronet Worldwide Incorporated †	1,848,300	267,855,636
Paychex Incorporated	694,600	64,722,828
		616,943,927
Semiconductors & semiconductor equipment: 1.69%
Analog Devices Incorporated	1,167,100	172,415,683
Technology hardware, storage & peripherals: 1.80%
NCR Corporation †	4,903,900	184,239,523
Materials: 7.13%
Chemicals: 3.18%
Celanese Corporation Series A	1,299,800	168,896,012
PPG Industries Incorporated	1,083,100	156,204,682
		325,100,694
Construction materials: 1.26%
Vulcan Materials Company	867,100	128,599,601
Containers & packaging: 2.32%
AptarGroup Incorporated	938,400	128,457,576
Packaging Corporation of America	786,713	108,495,590
		236,953,166
Metals & mining: 0.37%
Freeport-McMoRan Incorporated	1,469,800	38,244,196
See accompanying notes to portfolio of investments

Wells Fargo Special Mid Cap Value Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)

			Shares	Value
Real estate: 8.08%
Equity REITs: 5.30%
American Campus Communities Incorporated			3,320,705	$ 142,026,553
Americold Realty Trust			1,010,011	37,703,711
Equity Lifestyle Properties Incorporated			613,900	38,896,704
Invitation Homes Incorporated			6,770,900	201,095,730
Mid-America Apartment Communities Incorporated			959,400	121,546,386
				541,269,084
Real estate management & development: 2.78%
CBRE Group Incorporated Class A †			4,535,700	284,479,104
Utilities: 5.12%
Electric utilities: 2.89%
American Electric Power Company Incorporated			1,929,700	160,686,119
FirstEnergy Corporation			4,391,900	134,436,059
				295,122,178
Water utilities: 2.23%
American Water Works Company Incorporated			1,488,700	228,470,789
Total Common stocks (Cost $7,531,642,503)				9,963,146,297
Exchange-traded funds: 0.55%
SPDR S&P Oil & Gas Exploration & Production ETF «			956,800	55,972,800
Total Exchange-traded funds (Cost $45,668,523)				55,972,800
Warrants: 0.09%
Financials: 0.09%
Capital markets: 0.09%
Pershing Square Tontine Holdings Limited Class A †			968,690	9,299,424
Total Warrants (Cost $6,444,761)				9,299,424
		Yield
Short-term investments: 2.25%
Investment companies: 2.25%
Securities Lending Cash Investments LLC ♠‡∞		0.16%	57,458,355	57,458,355
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	172,082,849	172,082,849
Total Short-term investments (Cost $229,541,204)				229,541,204
Total investments in securities (Cost $7,813,296,991)	100.40%			10,257,959,725
Other assets and liabilities, net	(0.40)			(40,798,638)
Total net assets	100.00%			$10,217,161,087

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
‡	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Wells Fargo Special Mid Cap Value Fund

Portfolio of investments—December 31, 2020 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$500	$148,465,320	$(91,007,465)	$0	$0	$57,458,355		57,458,355	$9,307#
Wells Fargo Government Money Market Fund Select Class	239,359,353	371,036,239	(438,312,743)	0	0	172,082,849		172,082,849	10,984
				$0	$0	$229,541,204	2.25%		$20,291

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Special Mid Cap Value Fund  |  5

Notes to portfolio of investments—December 31, 2020 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Wells Fargo Special Mid Cap Value Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$923,607,086	$0	$0	$923,607,086
Consumer staples	660,650,834	0	0	660,650,834
Energy	275,284,913	0	0	275,284,913
Financials	1,897,042,105	0	0	1,897,042,105
Health care	799,221,176	0	0	799,221,176
Industrials	1,994,897,100	0	0	1,994,897,100
Information technology	1,334,204,271	0	0	1,334,204,271
Materials	728,897,657	0	0	728,897,657
Real estate	825,748,188	0	0	825,748,188
Utilities	523,592,967	0	0	523,592,967
Exchange-traded funds	55,972,800	0	0	55,972,800
Warrants	0	9,299,424	0	9,299,424
Short-term investments
Investment companies	229,541,204	0	0	229,541,204
Total assets	$10,248,660,301	$9,299,424	$0	$10,257,959,725
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Mid Cap Value Fund  |  7